Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue		$ 16,519,081	$ 6,783,957
Online music education academy subscription [Member]
Disaggregation of Revenue [Line Items]
Total revenue		16,519,081	4,453,957
Online concert subscription [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 2,330,000